Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash at banks	$ 73,374,606	$ 9,481,681
Cash at brokers	17,742,923	6,421,996
Cash at digital currency exchanges	116,561	27,848
Cash and cash equivalents	$ 91,234,090	$ 15,931,525	$ 5,086,256	$ 5,086,256